SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs incurred	$ 300		$ 1,400
Deferred offering costs	1,683
IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs incurred	$ 100	$ 2,400